Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 29, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Multi Sector Fixed Income Funds

Class A, Class C, Institutional, Service, Investor, Class R, Class R6, and Class P Shares

of the

Goldman Sachs Bond Fund

Goldman Sachs Core Fixed Income Fund

(the “Funds”)

Supplement dated May 15, 2020 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),

each dated July 29, 2019, as supplemented to date

The Board of Trustees of the Goldman Sachs Trust has recently approved a change in the investment objectives of the Funds. These changes will become effective on July 29, 2020.

The Funds’ current investment objectives are to seek a total return consisting of capital appreciation and income that exceeds the total return of the Bloomberg Barclays U.S. Aggregate Bond Index. The Funds’ new investment objectives will be to seek a total return consisting of capital appreciation and income.

Accordingly, on July 29, 2020, the Funds’ Prospectuses, Summary Prospectuses and SAI are revised as follows:

The following replaces in its entirety the “Goldman Sachs Bond Fund—Summary—Investment Objective” in the Prospectuses and the “Investment Objective” in the Summary Prospectuses:

The Goldman Sachs Bond Fund (the “Fund”) seeks a total return consisting of capital appreciation and income.

The following replaces in its entirety the “Goldman Sachs Core Fixed Income Fund—Summary—Investment Objective” in the Prospectuses and the “Investment Objective” in the Summary Prospectuses:

The Goldman Sachs Core Fixed Income Fund (the “Fund”) seeks a total return consisting of capital appreciation and income.

Goldman Sachs Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Multi Sector Fixed Income Funds

Class A, Class C, Institutional, Service, Investor, Class R, Class R6, and Class P Shares

of the

Goldman Sachs Bond Fund

(the “Funds”)

Supplement dated May 15, 2020 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),

each dated July 29, 2019, as supplemented to date

The Board of Trustees of the Goldman Sachs Trust has recently approved a change in the investment objectives of the Funds. These changes will become effective on July 29, 2020.

The Funds’ current investment objectives are to seek a total return consisting of capital appreciation and income that exceeds the total return of the Bloomberg Barclays U.S. Aggregate Bond Index. The Funds’ new investment objectives will be to seek a total return consisting of capital appreciation and income.

Accordingly, on July 29, 2020, the Funds’ Prospectuses, Summary Prospectuses and SAI are revised as follows:

The following replaces in its entirety the “Goldman Sachs Bond Fund—Summary—Investment Objective” in the Prospectuses and the “Investment Objective” in the Summary Prospectuses:

The Goldman Sachs Bond Fund (the “Fund”) seeks a total return consisting of capital appreciation and income.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Bond Fund (the “Fund”) seeks a total return consisting of capital appreciation and income.
Goldman Sachs Core Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Multi Sector Fixed Income Funds

Class A, Class C, Institutional, Service, Investor, Class R, Class R6, and Class P Shares

of the

Goldman Sachs Core Fixed Income Fund

(the “Funds”)

Supplement dated May 15, 2020 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),

each dated July 29, 2019, as supplemented to date

The Board of Trustees of the Goldman Sachs Trust has recently approved a change in the investment objectives of the Funds. These changes will become effective on July 29, 2020.

The Funds’ current investment objectives are to seek a total return consisting of capital appreciation and income that exceeds the total return of the Bloomberg Barclays U.S. Aggregate Bond Index. The Funds’ new investment objectives will be to seek a total return consisting of capital appreciation and income.

Accordingly, on July 29, 2020, the Funds’ Prospectuses, Summary Prospectuses and SAI are revised as follows:

The following replaces in its entirety the “Goldman Sachs Core Fixed Income Fund—Summary—Investment Objective” in the Prospectuses and the “Investment Objective” in the Summary Prospectuses:

The Goldman Sachs Core Fixed Income Fund (the “Fund”) seeks a total return consisting of capital appreciation and income.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Core Fixed Income Fund (the “Fund”) seeks a total return consisting of capital appreciation and income.